Cover	Jul. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2025
Entity File Number	814-01327
Entity Registrant Name	TriplePoint Private Venture Credit Inc.
Entity Central Index Key	0001792509
Entity Tax Identification Number	84-3383695
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2755 Sand Hill Road
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	854-2090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true